UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01241
Investment Company Act File Number
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund
Eaton Vance Focused Growth Opportunities Fund
Eaton Vance Focused Value Opportunities Fund
Eaton Vance Greater China Growth Fund
Eaton Vance Multi-Cap Growth Fund
Eaton Vance Worldwide Health Sciences Fund
Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund

Eaton Vance
Asian Small Companies Fund
May 31, 2011 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2011, the value of the Fund’s investment in the Portfolio was $45,868,214 and the Fund owned 34.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
China — 15.7%
Containers & Packaging — 2.7%
AMVIG Holdings, Ltd.	4,964,000	$3,575,803

		$3,575,803

Electronic Equipment, Instruments & Components — 2.0%
China High Precision Automation Group, Ltd.	3,478,000	$2,685,575

		$2,685,575

Food Products — 3.9%
China Minzhong Food Corp., Ltd.(1)	2,352,000	$3,071,033
Sino Grandness Food Industry Group, Ltd.	5,719,000	2,203,022

		$5,274,055

Household Products — 6.3%
Vinda International Holdings, Ltd.	2,485,000	$2,944,566
Youyuan International Holdings, Ltd.(1)	10,055,000	5,406,995

		$8,351,561

Machinery — 0.8%
China Automation Group, Ltd.	1,603,000	$1,132,216

		$1,132,216

Total China (identified cost $16,168,646)		$21,019,210

Hong Kong — 4.9%
Consumer Finance — 1.1%
Public Financial Holdings, Ltd.	2,378,000	$1,472,244

		$1,472,244

Diversified Financial Services — 1.5%
First Pacific Co., Ltd.	2,342,000	$2,019,780

		$2,019,780

Personal Products — 2.3%
Biostime International Holdings, Ltd.(1)	1,495,500	$3,074,611

		$3,074,611

Textiles, Apparel & Luxury Goods — 0.0%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong (identified cost $9,621,905)		$6,566,635

India — 10.2%
Commercial Banks — 3.1%
Allahabad Bank, Ltd.	959,134	$4,193,129

		$4,193,129

Diversified Consumer Services — 2.2%
Everonn Education, Ltd.	229,651	$2,911,360

		$2,911,360

1

Security	Shares	Value
Household Products — 1.7%
Jyothy Laboratories, Ltd.	508,533	$2,331,270

		$2,331,270

IT Services — 1.5%
Infinite Computer Solutions (India), Ltd.	600,184	$1,943,859

		$1,943,859

Pharmaceuticals — 1.7%
Aurobindo Pharma, Ltd.	569,300	$2,245,241

		$2,245,241

Total India (identified cost $15,656,599)		$13,624,859

Indonesia — 7.8%
Commercial Banks — 3.0%
Bank Bukopin Tbk PT(1)	47,140,500	$4,086,053

		$4,086,053

Consumer Finance — 2.8%
Clipan Finance Indonesia Tbk PT	46,336,000	$3,690,621

		$3,690,621

Food Products — 2.0%
Consciencefood Holding, Ltd.(1)	13,844,000	$2,693,898

		$2,693,898

Total Indonesia (identified cost $8,749,603)		$10,470,572

Malaysia — 11.8%
Automobiles — 1.6%
DRB-HICOM Bhd	2,890,200	$2,151,196

		$2,151,196

Chemicals — 0.5%
HIL Industries Bhd	3,836,500	$662,117

		$662,117

Construction & Engineering — 3.6%
Mudajaya Group Bhd	3,016,700	$4,694,257
Muhibbah Engineering (M) Bhd	156,000	87,996

		$4,782,253

Energy Equipment & Services — 0.3%
Scomi Marine Bhd(1)	2,404,600	$423,404

		$423,404

Health Care Equipment & Supplies — 3.0%
Supermax Corp. Bhd	3,275,500	$4,026,196

		$4,026,196

Multiline Retail — 1.0%
Aeon Co. (M) Bhd	622,200	$1,322,730

		$1,322,730

Real Estate Management & Development — 0.8%
Selangor Properties Bhd	844,300	$1,088,153

		$1,088,153

2

Security	Shares	Value
Specialty Retail — 1.0%
Padini Holdings Bhd	3,419,200	$1,249,334

		$1,249,334

Total Malaysia (identified cost $16,272,257)		$15,705,383

Singapore — 8.7%
Construction & Engineering — 3.3%
PEC, Ltd.	5,105,000	$4,389,038

		$4,389,038

Energy Equipment & Services — 1.6%
Ezion Holdings, Ltd.	3,946,000	$2,160,255

		$2,160,255

Industrial Conglomerates — 1.2%
Gallant Venture, Ltd.(1)	5,124,000	$1,600,532

		$1,600,532

Real Estate Investment Trusts (REITs) — 2.6%
CDL Hospitality Trusts	2,012,000	$3,393,589

		$3,393,589

Total Singapore (identified cost $9,247,678)		$11,543,414

South Korea — 9.3%
Commercial Banks — 2.3%
BS Financial Group, Inc.(1)	215,880	$3,120,723

		$3,120,723

Commercial Services & Supplies — 1.3%
KEPCO Plant Service & Engineering Co., Ltd.	55,180	$1,734,076

		$1,734,076

Internet & Catalog Retail — 3.3%
CJ O Shopping Co., Ltd.	18,491	$4,348,769

		$4,348,769

Machinery — 1.5%
Doosan Engine Co., Ltd.(1)	114,950	$2,013,209

		$2,013,209

Semiconductors & Semiconductor Equipment — 0.9%
MELFAS, Inc.	29,882	$1,136,217

		$1,136,217

Total South Korea (identified cost $11,735,114)		$12,352,994

Taiwan — 17.0%
Computers & Peripherals — 2.0%
Pegatron Corp.(1)	2,516,000	$2,716,540

		$2,716,540

Machinery — 4.6%
AirTAC International Group(1)	405,000	$3,802,506
Sinmag Bakery Machine Corp.	607,000	2,294,753

		$6,097,259

Semiconductors & Semiconductor Equipment — 8.5%
Chipbond Technology Corp.(1)	882,000	$1,553,297
Novatek Microelectronics Corp.	589,000	2,019,792

3

Security	Shares	Value
Radiant Opto-Electronics Corp.	997,000	$3,767,612
Siliconware Precision Industries Co., Ltd.	2,989,000	4,015,626

		$11,356,327

Wireless Telecommunication Services — 1.9%
Far EasTone Telecommunications Co., Ltd.	1,620,000	$2,517,741

		$2,517,741

Total Taiwan (identified cost $18,538,270)		$22,687,867

Thailand — 9.1%
Food & Staples Retailing — 1.7%
Big C Supercenter PCL(3)	757,800	$2,226,020

		$2,226,020

Insurance — 5.1%
Bangkok Life Assurance PCL(3)	144,400	$228,782
Bangkok Life Assurance PCL NVDR	4,174,900	6,614,543

		$6,843,325

Real Estate Investment Trusts (REITs) — 2.3%
CPN Retail Growth Leasehold Property Fund	7,391,600	$3,122,524

		$3,122,524

Total Thailand (identified cost $7,784,119)		$12,191,869

Total Common Stocks — 94.5% (identified cost $113,774,191)		$126,162,803

Short-Term Investments — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/11	$2,962	$2,962,280

Total Short-Term Investments (identified cost $2,962,280)		$2,962,280

Total Investments — 96.7% (identified cost $116,736,471)		$129,125,083

Other Assets, Less Liabilities — 3.3%		$4,410,637

Net Assets — 100.0%		$133,535,720

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

4

The Portfolio did not have any open financial instruments at May 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,893,439

Gross unrealized appreciation	$16,352,984
Gross unrealized depreciation	(8,121,340)

Net unrealized appreciation	$8,231,644

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
China	$—	$21,019,210		$—	$21,019,210
Hong Kong	—	6,566,635		0	6,566,635
India	5,242,630	8,382,229		—	13,624,859
Indonesia	—	10,470,572		—	10,470,572
Malaysia	3,660,217	12,045,166		—	15,705,383
Singapore	—	11,543,414		—	11,543,414
South Korea	5,133,932	7,219,062		—	12,352,994
Taiwan	—	22,687,867		—	22,687,867
Thailand	5,577,326	6,614,543		—	12,191,869

Total Common Stocks	$19,614,105	$106,548,698	*	$0	$126,162,803

Short-Term Investments	$—	$2,962,280		$—	$2,962,280

Total Investments	$19,614,105	$109,510,978		$0	$129,125,083

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended May 31, 2011 to require a reconciliation of Level 3 investments. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Greater China Growth Fund
May 31, 2011 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2011, the value of the Fund’s investment in the Portfolio was $227,163,977 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
China — 54.5%
Automobiles — 0.5%
Dongfeng Motor Group Co., Ltd., Class H	656,000	$1,160,861

		$1,160,861

Commercial Banks — 8.3%
China Construction Bank Corp., Class H	8,073,110	$7,625,817
Chongqing Rural Commercial Bank Co., Ltd., Class H(1)	4,251,000	3,026,777
Industrial & Commercial Bank of China, Ltd., Class H(1)	9,694,000	8,170,280

		$18,822,874

Communications Equipment — 2.0%
AAC Acoustic Technologies Holdings, Inc.	904,000	$2,339,035
ZTE Corp., Class H	606,720	2,155,065

		$4,494,100

Computers & Peripherals — 1.4%
Lenovo Group, Ltd.	5,552,000	$3,245,656

		$3,245,656

Construction Materials — 2.3%
Anhui Conch Cement Co., Ltd., Class H	1,197,000	$5,331,043

		$5,331,043

Diversified Consumer Services — 1.0%
New Oriental Education & Technology Group Inc. ADR(1)	19,200	$2,223,744

		$2,223,744

Diversified Telecommunication Services — 1.9%
China Unicom (Hong Kong), Ltd.	1,140,000	$2,541,485
CITIC Telecom International Holdings, Ltd.	6,781,000	1,840,982

		$4,382,467

Electronic Equipment, Instruments & Components — 1.2%
Digital China Holdings, Ltd.	1,487,000	$2,835,676

		$2,835,676

Energy Equipment & Services — 2.1%
China Oilfield Services, Ltd., Class H(1)	2,360,000	$4,683,660

		$4,683,660

Food Products — 2.8%
China Yurun Food Group, Ltd.	801,000	$2,612,113
Uni-President China Holdings, Ltd.	2,779,000	2,001,905
Want Want China Holdings, Ltd.	1,828,000	1,761,737

		$6,375,755

Health Care Equipment & Supplies — 1.0%
China Kanghui Holdings, Inc. ADR(1)	93,300	$2,214,009

		$2,214,009

Hotels, Restaurants & Leisure — 1.4%
Home Inns & Hotels Management, Inc. ADR(1)	55,300	$2,260,111
MGM China Holdings, Ltd.(1)	442,800	882,180

		$3,142,291

1

Security	Shares	Value
Household Durables — 1.4%
Skyworth Digital Holdings, Ltd.	4,926,520	$3,184,120

		$3,184,120

Insurance — 3.9%
PICC Property & Casualty Co., Ltd., Class H(1)	1,546,000	$2,226,342
Ping An Insurance (Group) Co. of China, Ltd., Class H	625,000	6,712,638

		$8,938,980

Internet Software & Services — 4.0%
Baidu, Inc. ADR(1)	23,900	$3,243,469
Tencent Holdings, Ltd.	200,800	5,791,860

		$9,035,329

Machinery — 2.9%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H(1)	1,330,400	$3,137,613
Sany Heavy Equipment International Holdings Co., Ltd.	2,910,000	3,467,210

		$6,604,823

Media — 1.7%
Focus Media Holding, Ltd. ADR(1)	123,300	$3,853,125

		$3,853,125

Metals & Mining — 1.0%
Zhaojin Mining Industry Co., Ltd., Class H	968,000	$2,216,205

		$2,216,205

Oil, Gas & Consumable Fuels — 7.0%
China Shenhua Energy Co., Ltd., Class H	644,000	$3,215,524
CNOOC, Ltd.	4,599,000	11,534,872
Kunlun Energy Co., Ltd.	652,000	1,139,441

		$15,889,837

Real Estate Management & Development — 1.7%
Longfor Properties Co., Ltd.	2,415,000	$3,805,271

		$3,805,271

Specialty Retail — 3.0%
Belle International Holdings, Ltd.	2,568,000	$5,430,032
China ZhengTong Auto Services Holdings, Ltd.(1)	1,128,500	1,301,310

		$6,731,342

Wireless Telecommunication Services — 2.0%
China Mobile, Ltd.	511,000	$4,680,689

		$4,680,689

Total China (identified cost $100,886,969)		$123,851,857

Hong Kong — 20.6%

Chemicals — 1.0%
Huabao International Holdings, Ltd.	1,570,000	$2,216,513

		$2,216,513

Commercial Banks — 3.0%
BOC Hong Kong (Holdings), Ltd.	1,479,500	$4,556,764
Hang Seng Bank, Ltd.	146,200	2,340,207

		$6,896,971

Distributors — 1.5%
Li & Fung, Ltd.(1)	1,476,000	$3,306,000

		$3,306,000

2

Security	Shares	Value
Diversified Financial Services — 1.7%
Hong Kong Exchanges and Clearing, Ltd.	177,000	$3,960,468

		$3,960,468

Electric Utilities — 1.1%
Power Assets Holdings, Ltd.	349,000	$2,486,191

		$2,486,191

Industrial Conglomerates — 1.5%
Hutchison Whampoa, Ltd.	300,000	$3,474,959

		$3,474,959

Insurance — 1.8%
AIA Group, Ltd.(1)	1,129,800	$3,991,773

		$3,991,773

Marine — 0.9%
Orient Overseas (International), Ltd.	267,000	$2,087,831

		$2,087,831

Real Estate Management & Development — 6.7%
Cheung Kong (Holdings), Ltd.	314,000	$4,905,689
Sun Hung Kai Properties, Ltd.	360,331	5,615,583
Swire Pacific, Ltd., Class A	311,000	4,808,465

		$15,329,737

Semiconductors & Semiconductor Equipment — 1.4%
ASM Pacific Technology, Ltd.	228,100	$3,082,251

		$3,082,251

Total Hong Kong (identified cost $43,970,385)		$46,832,694

Singapore — 1.1%

Real Estate Management & Development — 1.1%
Hongkong Land Holdings, Ltd.	344,000	$2,549,055

		$2,549,055

Total Singapore (identified cost $2,492,651)		$2,549,055

Taiwan — 21.9%

Capital Markets — 1.2%
Yuanta Financial Holding Co., Ltd.	3,824,000	$2,642,982

		$2,642,982

Chemicals — 3.3%
Formosa Chemicals & Fibre Corp.	915,000	$3,501,046
Formosa Plastics Corp.	1,022,000	3,928,615

		$7,429,661

Commercial Banks — 2.0%
Chinatrust Financial Holding Co., Ltd.	5,115,000	$4,566,949

		$4,566,949

Communications Equipment — 1.1%
HTC Corp.	56,000	$2,391,956

		$2,391,956

3

Security	Shares	Value
Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co., Ltd.	1,067,523	$3,490,350

		$3,490,350

Electronic Equipment, Instruments & Components — 3.9%
Hon Hai Precision Industry Co., Ltd.	1,268,800	$4,467,040
Synnex Technology International Corp.	1,420,357	3,341,488
TPK Holding Co., Ltd.(1)	34,000	1,112,756

		$8,921,284

Marine — 1.1%
First Steamship Co., Ltd.	1,095,000	$2,450,709

		$2,450,709

Multiline Retail — 1.9%
Far Eastern Department Stores, Ltd.	2,283,000	$4,354,718

		$4,354,718

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Semiconductor Engineering, Inc.	1,137,000	$1,403,496
Powertech Technology, Inc.	626,000	2,342,493
Taiwan Semiconductor Manufacturing Co., Ltd.	3,629,839	9,715,565

		$13,461,554

Total Taiwan (identified cost $44,384,412)		$49,710,163

Total Common Stocks (identified cost $191,734,417)		$222,943,769

Short-Term Investments — 1.4%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/11	$3,075	$3,074,789

Total Short-Term Investments (identified cost $3,074,789)		$3,074,789

Total Investments — 99.5% (identified cost $194,809,206)		$226,018,558

Other Assets, Less Liabilities — 0.5%		$1,145,861

Net Assets — 100.0%		$227,164,419

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2011.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$195,227,460

Gross unrealized appreciation	$39,500,503
Gross unrealized depreciation	(8,709,405)

Net unrealized appreciation	$30,791,098

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$12,525,160	$15,431,041		$—	$27,956,201
Consumer Staples	—	6,375,755		—	6,375,755
Energy	—	20,573,497		—	20,573,497
Financials	—	71,505,060		—	71,505,060
Health Care	2,214,009	—		—	2,214,009
Industrials	—	14,618,322		—	14,618,322
Information Technology	3,243,469	44,224,337		—	47,467,806
Materials	2,216,513	14,976,909		—	17,193,422
Telecommunication Services	—	12,553,506		—	12,553,506
Utilities	—	2,486,191		—	2,486,191

Total Common Stocks	$20,199,151	$202,744,618	*	$—	$222,943,769

Short-Term Investments	$—	$3,074,789		$—	$3,074,789

Total Investments	$20,199,151	$205,819,407		$—	$226,018,558

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Multi-Cap Growth Fund
May 31, 2011 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2011, the value of the Fund’s investment in the Portfolio was $182,252,026 and the Fund owned 95.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Multi-Cap Growth Portfolio
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.0%(1)

Security	Shares	Value
Aerospace & Defense — 1.9%
Precision Castparts Corp.	23,100	$3,629,011

		$3,629,011

Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	54,900	$2,899,818

		$2,899,818

Auto Components — 1.0%
Lear Corp.	39,300	$1,997,226

		$1,997,226

Beverages — 1.5%
Anheuser-Busch InBev NV ADR	46,400	$2,806,272

		$2,806,272

Capital Markets — 2.6%
Lazard, Ltd., Class A	77,000	$2,999,150
T. Rowe Price Group, Inc.	30,800	1,949,640

		$4,948,790

Chemicals — 4.2%
Albemarle Corp.	33,100	$2,344,804
Celanese Corp., Class A	54,050	2,815,464
Monsanto Co.	39,000	2,770,560

		$7,930,828

Commercial Banks — 0.8%
SVB Financial Group(2)(3)	25,700	$1,526,066

		$1,526,066

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.(3)	89,299	$2,807,561

		$2,807,561

Communications Equipment — 6.9%
Acme Packet, Inc.(2)	9,900	$749,331
Brocade Communications Systems, Inc.(2)	643,979	4,295,340
QUALCOMM, Inc.	57,100	3,345,489
Research In Motion, Ltd.(2)	40,945	1,754,493
Riverbed Technology, Inc.(2)(3)	65,600	2,487,552
Sycamore Networks, Inc.	22,400	542,976

		$13,175,181

Computers & Peripherals — 10.0%
Apple, Inc.(2)	23,200	$8,069,656
Dell, Inc.(2)	156,500	2,516,520
EMC Corp.(2)	213,200	6,069,804
Quantum Corp.(2)(3)	811,500	2,491,305

		$19,147,285

Construction & Engineering — 1.0%
Foster Wheeler AG(2)(3)	57,500	$1,969,950

		$1,969,950

1

Security	Shares	Value
Diversified Financial Services — 2.8%
CME Group, Inc.	8,000	$2,286,080
Moody’s Corp.(3)	77,100	3,077,061

		$5,363,141

Electrical Equipment — 1.6%
Regal Beloit Corp.	45,500	$3,139,500

		$3,139,500

Energy Equipment & Services — 3.8%
Halliburton Co.	71,600	$3,590,740
Rowan Cos., Inc.(2)	29,100	1,153,815
Tidewater, Inc.(3)	47,200	2,579,480

		$7,324,035

Food Products — 2.3%
Green Mountain Coffee Roasters, Inc.(2)	54,100	$4,456,217

		$4,456,217

Health Care Equipment & Supplies — 2.2%
Analogic Corp.(3)	19,700	$1,052,965
St. Jude Medical, Inc.	63,900	3,237,813

		$4,290,778

Health Care Providers & Services — 6.5%
AmerisourceBergen Corp.	74,900	$3,087,378
Catalyst Health Solutions, Inc.(2)	26,800	1,635,604
Express Scripts, Inc.(2)(3)	55,200	3,287,712
MEDNAX, Inc.(2)	32,600	2,449,890
Team Health Holdings, Inc.(2)(3)	87,200	1,953,280

		$12,413,864

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(2)	116,600	$2,344,826

		$2,344,826

Hotels, Restaurants & Leisure — 1.6%
Yum! Brands, Inc.	54,800	$3,031,536

		$3,031,536

Household Durables — 1.5%
Tempur-Pedic International, Inc.(2)(3)	45,323	$2,947,808

		$2,947,808

Household Products — 2.4%
Church & Dwight Co., Inc.	25,900	$2,178,190
Henkel AG & Co. KGaA	43,000	2,491,959

		$4,670,149

Insurance — 1.3%
Aflac, Inc.	50,700	$2,422,953

		$2,422,953

Internet & Catalog Retail — 2.7%
Amazon.com, Inc.(2)	13,200	$2,596,308
Priceline.com, Inc.(2)(3)	5,100	2,627,469

		$5,223,777

Internet Software & Services — 2.7%
LinkedIn Corp., Class A(2)(3)	4,600	$375,268
Rackspace Hosting, Inc.(2)(3)	107,200	4,716,800

		$5,092,068

2

Security	Shares	Value
IT Services — 1.2%
Accenture PLC, Class A	38,400	$2,203,776

		$2,203,776

Machinery — 4.2%
Danaher Corp.	61,900	$3,375,407
Kennametal, Inc.	49,200	2,053,116
Parker Hannifin Corp.	28,500	2,532,225

		$7,960,748

Media — 3.6%
IMAX Corp.(2)(3)	72,500	$2,697,725
Sirius XM Radio, Inc.(2)(3)	942,600	2,215,110
Walt Disney Co. (The)	47,900	1,994,077

		$6,906,912

Metals & Mining — 1.2%
Cliffs Natural Resources, Inc.	26,100	$2,367,270

		$2,367,270

Oil, Gas & Consumable Fuels — 6.4%
Alpha Natural Resources, Inc.(2)	46,500	$2,547,735
Cabot Oil & Gas Corp.(3)	45,700	2,684,875
Chesapeake Energy Corp.	29,300	918,262
Hess Corp.	33,500	2,647,505
NAL Energy Corp.(3)	81,600	990,469
Rosetta Resources, Inc.(2)	27,845	1,368,582
SM Energy Co.	14,800	984,052

		$12,141,480

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	23,900	$2,449,989

		$2,449,989

Pharmaceuticals — 4.2%
Allergan, Inc.	40,900	$3,383,657
Teva Pharmaceutical Industries, Ltd. ADR	28,700	1,460,830
Warner Chilcott PLC, Class A	129,300	3,117,423

		$7,961,910

Road & Rail — 2.4%
J.B. Hunt Transport Services, Inc.	43,300	$1,985,305
Kansas City Southern(2)	42,846	2,523,201

		$4,508,506

Semiconductors & Semiconductor Equipment — 4.9%
Cirrus Logic, Inc.(2)(3)	184,800	$3,039,960
Cypress Semiconductor Corp.(2)	144,700	3,388,874
Veeco Instruments, Inc.(2)(3)	50,700	2,919,813

		$9,348,647

Software — 2.8%
Oracle Corp.	113,500	$3,883,970
VMware, Inc., Class A(2)	15,300	1,488,996

		$5,372,966

Specialty Retail — 1.1%
Advance Auto Parts, Inc.(3)	32,959	$2,046,754

		$2,046,754

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	19,700	$1,663,665
Warnaco Group, Inc. (The)(2)(3)	29,800	1,643,470

		$3,307,135

3

Security	Shares	Value
Trading Companies & Distributors — 1.5%
WESCO International, Inc.(2)(3)	51,820	$2,881,192

		$2,881,192

Wireless Telecommunication Services — 2.0%
Sprint Nextel Corp.(2)	646,900	$3,784,365

		$3,784,365

Total Common Stocks (identified cost $163,730,180)		$198,800,290

Short-Term Investments — 16.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.13%(4)(5)	$31,560	$31,560,140

Total Short-Term Investments (identified cost $31,560,140)		$31,560,140

Total Investments — 120.5% (identified cost $195,290,320)		$230,360,430

Covered Call Options Written — (0.0)%(6)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Albemarle Corp.	82	$75.00	6/18/11	$(2,050)
Amazon.com, Inc.	35	200.00	6/18/11	(10,395)
Celanese Corp., Class A	119	57.50	6/18/11	(1,785)
Estee Lauder Cos., Inc. (The), Class A	22	105.00	6/18/11	(2,200)
Green Mountain Coffee Roasters, Inc.	60	82.50	6/18/11	(17,370)
IMAX Corp.	66	39.00	6/18/11	(3,795)
Kansas City Southern	107	60.00	6/18/11	(8,828)
Oracle Corp.	1,135	37.00	6/18/11	(3,405)
Priceline.com, Inc.	5	550.00	6/18/11	(737)
Rackspace Hosting, Inc.	268	48.00	6/18/11	(9,380)
Sirius XM Radio, Inc.	2,000	2.50	6/18/11	(10,000)
Sycamore Networks, Inc.	224	25.00	6/18/11	(8,960)
Veeco Instruments, Inc.	152	60.00	6/18/11	(13,680)

Total Covered Call Options Written (premiums received $115,548)				$(92,585)

Other Assets, Less Liabilities — (20.5)%				$(39,185,674)

Net Assets — 100.0%				$191,082,171

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at May 31, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		All or a portion of this security was on loan at May 31, 2011.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment for the fiscal year to date ended May 31, 2011 were $64,923 and $5,606, respectively.

(5)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At May 31, 2011, the Portfolio loaned securities having a market value of $30,984,754 and received $31,560,140 of cash collateral for the loans.

(6)		Amount is less than 0.05%.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$196,085,693

Gross unrealized appreciation	$35,380,094
Gross unrealized depreciation	(1,105,357)

Net unrealized appreciation	$34,274,737

Written call options activity for the fiscal year to date ended May 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	13,373	779,967
Options terminated in closing purchase transactions	(575)	(26,115)
Options exercised	(1,949)	(241,278)
Options expired	(6,574)	(397,026)

Outstanding, end of period	4,275	$115,548

At May 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $92,585.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$198,800,290	$—	$—	$198,800,290
Short-Term Investments	—	31,560,140	—	31,560,140

Total Investments	$198,800,290	$31,560,140	$—	$230,360,430

Liability Description

Covered Call Options Written	$(92,585)	$—	$—	$(92,585)

Total	$(92,585)	$—	$—	$(92,585)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

5

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2011 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2011, the value of the Fund’s investment in the Portfolio was $1,167,952,283 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.84%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 22.34%(1)
Elan Corp. PLC ADR(2)	1,894,300	$18,128,451	1.55%
Novartis AG	1,400,000	90,329,152	7.71
Roche Holding AG	323,000	56,871,234	4.85
Sanofi-Aventis	471,000	37,351,830	3.19
Shire PLC ADR	360,000	34,412,400	2.93
Warner Chilcott PLC, Class A	1,025,000	24,712,750	2.11

		$261,805,817	22.34%

Major Capitalization - Far East — 9.00%(1)
Mitsubishi Tanabe Pharma Corp.	3,205,200	$54,038,854	4.61%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,200,000	14,997,192	1.28
Shionogi & Co., Ltd.	1,200,000	20,290,383	1.73
Sinopharm Group Co., Ltd., Class H	4,500,000	16,099,872	1.38

		$105,426,301	9.00%

Major Capitalization - North America — 48.06%(1)
Aetna, Inc.	335,000	$14,632,800	1.25%
Allergan, Inc.	610,000	50,465,300	4.31
Baxter International, Inc.	305,000	18,153,600	1.55
Bristol-Myers Squibb Co.	1,595,200	45,877,952	3.91
Cardinal Health, Inc.	185,000	8,402,700	0.72
Celgene Corp.(2)	240,000	14,618,400	1.25
Dendreon Corp.(2)	467,600	19,821,564	1.69
Express Scripts, Inc.(2)	375,000	22,335,000	1.91
Gilead Sciences, Inc.(2)	950,000	39,653,000	3.38
HCA Holdings, Inc.(2)	93,900	3,276,171	0.28
Hospira, Inc.(2)	440,000	24,327,600	2.08
Human Genome Sciences, Inc.(2)	628,000	17,188,360	1.47
Humana, Inc.(2)	185,000	14,898,050	1.27
Illumina, Inc.(2)	310,000	22,344,800	1.91
McKesson Corp.	97,000	8,304,170	0.71
Merck & Co., Inc.	800,000	29,400,000	2.51
Perrigo Co.	200,000	17,112,000	1.46
Pfizer, Inc.	2,275,000	48,798,750	4.16
Stryker Corp.	220,000	13,728,000	1.17
Thermo Fisher Scientific, Inc.(2)	320,900	21,002,905	1.79
UnitedHealth Group, Inc.	650,000	31,817,500	2.72
Watson Pharmaceuticals, Inc.	356,000	22,908,600	1.95
WellPoint, Inc.	510,000	39,866,700	3.40
Zimmer Holdings, Inc.(2)	210,000	14,229,600	1.21

		$563,163,522	48.06%

Small & Mid Capitalization - Europe — 2.64%(1)
Given Imaging, Ltd.(2)	500,000	$11,030,000	0.94%
Hikma Pharmaceuticals PLC	1,158,800	16,208,049	1.38
Medivir AB, Class B(2)	160,000	3,720,358	0.32

		$30,958,407	2.64%

Small & Mid Capitalization - Far East — 7.55%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	865,000	$21,734,332	1.85%
Sawai Pharmaceutical Co., Ltd.	410,000	40,630,890	3.47
Towa Pharmaceutical Co., Ltd.	470,000	26,164,139	2.23

		$88,529,361	7.55%

1

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization - North America — 7.25%(1)
Align Technology, Inc.(2)	675,000	$16,537,500	1.41%
Allos Therapeutics, Inc.(2)	2,883,000	6,342,600	0.54
BioMarin Pharmaceutical, Inc.(2)	897,000	25,322,310	2.16
Incyte Corp.(2)	1,072,000	19,006,560	1.63
NPS Pharmaceuticals, Inc.(2)	1,850,000	17,704,500	1.51

		$84,913,470	7.25%

Total Common Stocks (identified cost $908,549,224)		$1,134,796,878

Call Options Purchased — 0.0%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/11	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/11	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/11	0	0.00

				$0	0.00%

Total Call Options Purchased (identified cost $0)				$0

Short-Term Investments — 2.24%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	$26,247	$26,246,722	2.24%

Total Short-Term Investments (identified cost $26,246,722)		$26,246,722

Total Investments (identified cost $934,795,946)		$1,161,043,600	99.08%

Other Assets, Less Liabilities		$10,835,744	0.92%

Net Assets		$1,171,879,344	100.00%

ADR	-	American Depositary Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2011 was $26,084.

2

The Portfolio did not have any open financial instruments at May 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$936,471,907

Gross unrealized appreciation	$254,140,716
Gross unrealized depreciation	(29,569,023)

Net unrealized appreciation	$224,571,693

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization - Europe	$77,253,601	$184,552,216		$—	$261,805,817
Major Capitalization - Far East	—	105,426,301		—	105,426,301
Major Capitalization - North America	563,163,522	—		—	563,163,522
Small & Mid Capitalization - Europe	14,750,358	16,208,049		—	30,958,407
Small & Mid Capitalization - Far East	—	88,529,361		—	88,529,361
Small & Mid Capitalization - North America	84,913,470	—		—	84,913,470

Total Common Stocks	$740,080,951	$394,715,927	*	$—	$1,134,796,878

Call Options Purchased	$—	$—		$0	$0
Short-Term Investments	—	26,246,722		—	26,246,722

Total Investments	$740,080,951	$420,962,649		$0	$1,161,043,600

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended May 31, 2011 to require a reconciliation of Level 3 investments. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance
Richard Bernstein Multi-Market Equity Strategy Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.8%

Security	Shares	Value
Aerospace & Defense — 1.4%
Aerovironment, Inc.(1)	30,381	$917,202
Honeywell International, Inc.	32,558	1,938,829
Precision Castparts Corp.	10,945	1,719,459
Raytheon Co.	34,836	1,755,038

		$6,330,528

Airlines — 0.8%
Air France-KLM(1)	84,264	$1,420,269
Delta Air Lines, Inc.(1)	92,630	933,710
Vueling Airlines SA(1)	71,436	937,085

		$3,291,064

Automobiles — 0.7%
Fiat SpA	86,447	$922,115
Ford Motor Co.(1)	150,591	2,246,818

		$3,168,933

Biotechnology — 2.0%
Basilea Pharmaceutica, Ltd.(1)	14,321	$1,188,985
Celgene Corp.(1)	15,603	950,379
Genmab AS(1)	88,034	812,729
Gilead Sciences, Inc.(1)	48,771	2,035,702
Isis Pharmaceuticals, Inc.(1)	162,415	1,499,090
Onyx Pharmaceuticals, Inc.(1)	21,367	907,029
Vertex Pharmaceuticals, Inc.(1)	22,169	1,196,904

		$8,590,818

Building Products — 0.9%
Apogee Enterprises, Inc.	98,191	$1,300,049
Asahi Glass Co., Ltd.	67,000	791,891
Compagnie de Saint-Gobain	26,415	1,752,939

		$3,844,879

Capital Markets — 3.7%
Ameriprise Financial, Inc.	25,639	$1,569,876
BlackRock, Inc.	8,131	1,671,408
Calamos Asset Management, Inc.	75,344	1,129,406
Charles Schwab Corp. (The)	63,047	1,135,476
Credit Suisse Group AG(1)	54,553	2,345,595
Deutsche Bank AG	40,369	2,416,512
E*Trade Financial Corp.(1)	84,296	1,332,720
Invesco, Ltd.	60,943	1,503,464
Morgan Stanley	88,048	2,127,240
SWS Group, Inc.	185,495	1,205,717

		$16,437,414

Chemicals — 2.9%
A. Schulman, Inc.	57,658	$1,469,702
Dow Chemical Co. (The)	56,740	2,050,016
Georgia Gulf Corp.(1)	46,041	1,304,802
Kanto Denka Kogyo Co., Ltd.	46,000	285,795
Monsanto Co.	27,840	1,977,754
Omnova Solutions, Inc.(1)	98,686	928,635
Stella Chemifa Corp.	10,100	341,929
Stepan Co.	23,115	1,551,710

Security	Shares	Value
Tokyo Ohka Kogyo Co., Ltd.	19,100	$409,208
W.R. Grace & Co.(1)	33,989	1,590,345
Westlake Chemical Corp.	16,865	946,127

		$12,856,023

Commercial Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA	80,683	$947,267
Banco Santander SA	140,313	1,672,261
Bank of Montreal	13,847	884,973
BNP Paribas	35,145	2,753,794
BOK Financial Corp.	25,837	1,369,619
Credit Agricole SA	117,936	1,812,058
Home BancShares, Inc.	62,187	1,491,244
HSBC Holdings PLC	107,195	1,120,383
Jyske Bank AS(1)	18,928	885,620
MB Financial, Inc.	69,314	1,377,269
Natixis(1)	18,193	102,554
Pinnacle Financial Partners, Inc.(1)	60,176	933,330
PNC Financial Services Group, Inc.	31,336	1,955,993
PrivateBancorp, Inc.	70,553	1,154,953
Resona Holdings, Inc.	66,200	293,059
Royal Bank of Canada	40,552	2,369,876
S&T Bancorp, Inc.	70,937	1,321,556
Societe Generale	34,773	2,073,578
Sumitomo Mitsui Financial Group, Inc.	26,700	771,724
U.S. Bancorp	38,526	986,266
Unione di Banche Italiane Scpa	214,351	1,687,933
Wells Fargo & Co.	31,002	879,527

		$28,844,837

Commercial Services & Supplies — 0.8%
M&F Worldwide Corp.(1)	51,977	$1,101,912
RR Donnelley & Sons Co.	65,708	1,402,209
Viad Corp.	46,955	1,062,122

		$3,566,243

Communications Equipment — 1.1%
Calix, Inc.(1)	47,484	$1,024,230
Cisco Systems, Inc.	57,810	971,208
Hitachi Kokusai Electric, Inc.	89,000	698,873
Research In Motion, Ltd.(1)	42,540	1,815,584
Telefonaktiebolaget LM Ericsson, Class B	32,925	487,980

		$4,997,875

Computers & Peripherals — 1.9%
Apple, Inc.(1)	6,347	$2,207,677
Fujitsu, Ltd.	117,000	617,159
Hewlett-Packard Co.	46,080	1,722,471
Intevac, Inc.(1)	35,802	424,970
Seagate Technology PLC	87,330	1,467,144
Silicon Graphics International Corp.(1)	59,464	1,076,298
Western Digital Corp.(1)	17,879	655,265

		$8,170,984

Construction & Engineering — 0.4%
Foster Wheeler AG(1)	12,078	$413,792
URS Corp.(1)	34,901	1,537,738

		$1,951,530

Construction Materials — 1.4%
Buzzi Unicem SpA(1)	98,228	$1,368,025
CRH PLC	83,005	1,810,406
Holcim, Ltd.(1)	12,389	989,925

Security	Shares	Value
Italcementi SpA	93,306	$914,144
Texas Industries, Inc.	25,015	1,047,878

		$6,130,378

Diversified Consumer Services — 1.3%
DeVry, Inc.	17,067	$919,058
Education Management Corp.(1)	46,799	1,007,582
ITT Educational Services, Inc.(1)	14,923	1,026,404
Lincoln Educational Services Corp.	89,117	1,303,782
Service Corporation International	116,310	1,335,239

		$5,592,065

Diversified Financial Services — 2.7%
CME Group, Inc.	6,476	$1,850,582
Groupe Bruxelles Lambert SA	16,008	1,453,408
ING Groep NV(1)	190,020	2,303,675
JPMorgan Chase & Co.	105,662	4,568,825
Leucadia National Corp.	44,220	1,568,041

		$11,744,531

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	35,094	$1,107,567
Cbeyond, Inc.(1)	68,022	976,796
France Telecom SA	39,214	898,168
Hellenic Telecommunications Organization SA	99,425	1,018,940

		$4,001,471

Electric Utilities — 2.2%
Alpiq Holding, Ltd.	3,849	$1,483,093
American Electric Power Co., Inc.	46,363	1,771,067
EDF SA	39,257	1,595,729
Edison International	42,332	1,666,188
Exelon Corp.	44,990	1,882,831
PPL Corp.	37,632	1,060,846

		$9,459,754

Electrical Equipment — 0.7%
Alstom SA	28,482	$1,769,240
Nordex SE(1)	109,592	1,123,868

		$2,893,108

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	62,241	$1,254,156
Flextronics International, Ltd.(1)	77,569	561,600
FLIR Systems, Inc.	27,457	992,571
FUJIFILM Holdings Corp.	29,900	887,253
Itron, Inc.(1)	25,912	1,327,990
LG Display Co., Ltd. ADR	63,504	1,054,801

		$6,078,371

Energy Equipment & Services — 4.1%
Baker Hughes, Inc.	19,477	$1,439,935
Cameron International Corp.(1)	22,757	1,084,599
CGGVeritas(1)	16,208	609,077
Exterran Holdings, Inc.(1)	64,742	1,395,190
Gulf Island Fabrication, Inc.	35,372	1,202,648
Halliburton Co.	38,631	1,937,345
Helmerich & Payne, Inc.	15,324	960,508
McDermott International, Inc.(1)	48,030	1,019,197
Nabors Industries, Ltd.(1)	49,447	1,379,077
Noble Corp.	37,130	1,554,633
Seadrill, Ltd.	25,409	920,674
Tenaris SA	37,000	900,609

Security	Shares	Value
Transocean, Ltd.	25,734	$1,783,623
Weatherford International, Ltd.(1)	87,048	1,720,939

		$17,908,054

Food & Staples Retailing — 0.8%
Kroger Co. (The)	58,764	$1,458,523
Seven & i Holdings Co., Ltd.	39,000	1,037,369
Winn-Dixie Stores, Inc.(1)	119,886	1,092,161

		$3,588,053

Food Products — 0.9%
Dean Foods Co.(1)	110,971	$1,540,277
Mead Johnson Nutrition Co., Class A	22,197	1,504,735
Nestle SA	17,453	1,122,080

		$4,167,092

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(1)	192,944	$1,385,338
Covidien PLC	17,267	949,685
Intuitive Surgical, Inc.(1)	4,541	1,584,809
Zimmer Holdings, Inc.(1)	24,265	1,644,196

		$5,564,028

Health Care Providers & Services — 2.6%
Accretive Health, Inc.(1)	41,675	$1,014,370
Aetna, Inc.	36,337	1,587,200
Healthways, Inc.(1)	67,100	1,087,691
IPC The Hospitalist Co., Inc.(1)	19,726	1,001,686
Medco Health Solutions, Inc.(1)	32,969	1,973,524
PharMerica Corp.(1)	122,454	1,511,083
Triple-S Management Corp.(1)	58,344	1,285,318
WellPoint, Inc.	25,374	1,983,486

		$11,444,358

Hotels, Restaurants & Leisure — 0.8%
California Pizza Kitchen, Inc.(1)	59,831	$1,101,489
Royal Caribbean Cruises, Ltd.(1)	26,882	1,048,398
Starwood Hotels & Resorts Worldwide, Inc.	25,720	1,568,405

		$3,718,292

Household Durables — 0.7%
Cavco Industries, Inc.(1)	15,230	$657,327
Funai Electric Co., Ltd.	21,800	662,504
Stanley Black & Decker, Inc.	22,546	1,665,698

		$2,985,529

Household Products — 0.2%
Procter & Gamble Co.	13,243	$887,281

		$887,281

Independent Power Producers & Energy Traders — 0.7%
Calpine Corp.(1)	89,610	$1,414,942
NRG Energy, Inc.(1)	59,978	1,485,055

		$2,899,997

Industrial Conglomerates — 0.7%
General Electric Co.	53,686	$1,054,393
Tyco International, Ltd.	39,069	1,928,055

		$2,982,448

Insurance — 7.5%
Aegon NV(1)	251,641	$1,763,771
Allstate Corp. (The)	37,690	1,182,712
Assured Guaranty, Ltd.	83,672	1,424,097

Security	Shares	Value
Aviva PLC	243,771	$1,755,229
AXA SA	102,566	2,199,431
CNP Assurances	54,067	1,100,715
eHealth, Inc.(1)	97,796	1,296,775
Euler Hermes SA	11,372	1,026,420
Fondiaria-Sai SpA(1)	186,152	1,502,775
Genworth Financial, Inc., Class A(1)	84,458	938,328
Great-West Lifeco, Inc.	53,285	1,445,903
Grupo Catalana Occidente SA	40,189	981,218
Hartford Financial Services Group, Inc.	57,993	1,545,513
Lincoln National Corp.	29,889	877,242
Manulife Financial Corp.	113,913	2,030,528
MetLife, Inc.	45,829	2,021,059
Power Corporation of Canada	53,362	1,533,362
Power Financial Corp.	46,827	1,492,026
Principal Financial Group, Inc.	52,243	1,633,639
Prudential Financial, Inc.	30,542	1,947,969
Sun Life Financial, Inc.	56,743	1,783,377
Tokio Marine Holdings, Inc.	16,200	445,263
Travelers Companies, Inc. (The)	14,536	902,395

		$32,829,747

Internet Software & Services — 1.8%
Google, Inc., Class A(1)	6,901	$3,650,767
Gourmet Navigator, Inc.	26,100	265,686
ModusLink Global Solutions, Inc.	94,874	449,703
Monster Worldwide, Inc.(1)	102,131	1,574,860
Yahoo! Inc.(1)	117,772	1,949,127

		$7,890,143

IT Services — 2.8%
Alliance Data Systems Corp.(1)	17,121	$1,608,175
CoreLogic, Inc.(1)	82,192	1,488,497
International Business Machines Corp.	6,473	1,093,484
Lender Processing Services, Inc.	49,891	1,326,103
MasterCard, Inc., Class A	3,734	1,071,845
TNS, Inc.(1)	58,792	965,952
Unisys Corp.(1)	32,385	905,161
Visa, Inc., Class A	24,385	1,976,648
Western Union Co.	81,400	1,673,584

		$12,109,449

Life Sciences Tools & Services — 0.4%
eResearchTechnology, Inc.(1)	133,880	$848,799
Thermo Fisher Scientific, Inc.(1)	15,174	993,139

		$1,841,938

Machinery — 0.8%
Fiat Industrial SpA(1)	63,228	$833,402
Ingersoll-Rand PLC	31,459	1,569,804
Navistar International Corp.(1)	14,285	940,953

		$3,344,159

Media — 5.4%
Belo Corp.(1)	193,554	$1,536,819
Cablevision Systems Corp.	43,416	1,542,136
CBS Corp., Class B	62,888	1,757,720
Central European Media Enterprises, Ltd., Class A(1)	44,955	976,648
Comcast Corp., Class A	91,482	2,309,006
DIRECTV, Class A(1)	18,676	938,656
Entercom Communications Corp., Class A(1)	97,328	902,231
Gestevision Telecinco SA	160,637	1,452,799
Interpublic Group of Cos., Inc.	123,282	1,470,754

Security	Shares	Value
McGraw-Hill Cos., Inc. (The)	39,311	$1,669,538
News Corp., Class A	104,742	1,920,968
RTL Group SA	9,738	959,535
Time Warner Cable, Inc.	22,544	1,740,848
Time Warner, Inc.	61,159	2,228,022
Tokyo Broadcasting System Holdings, Inc.	39,600	488,928
Viacom, Inc., Class B	35,710	1,800,141

		$23,694,749

Metals & Mining — 3.3%
AMCOL International Corp.	25,527	$937,352
Anglo American PLC	49,382	2,472,521
ArcelorMittal	61,089	2,045,429
BHP Billiton, Ltd.	19,281	918,173
JFE Holdings, Inc.	26,200	656,932
Kyoei Steel, Ltd.	55,400	902,854
Materion Corp.(1)	27,539	1,092,472
Metals USA Holdings Corp.(1)	55,063	865,590
Nucor Corp.	37,251	1,577,207
Olympic Steel, Inc.	49,336	1,446,532
Salzgitter AG	21,896	1,622,696

		$14,537,758

Multi-Utilities — 1.2%
GDF Suez	63,149	$2,329,955
Veolia Environnement SA	49,888	1,518,386
Xcel Energy, Inc.	62,973	1,557,952

		$5,406,293

Multiline Retail — 0.4%
Sears Holdings Corp.(1)	21,756	$1,544,676

		$1,544,676

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	19,013	$1,511,914
Bill Barrett Corp.(1)	22,350	996,139
BP PLC	355,771	2,739,489
Cenovus Energy, Inc.	50,104	1,851,394
Chesapeake Energy Corp.	51,190	1,604,295
Chevron Corp.	10,209	1,071,026
Comstock Resources, Inc.(1)	49,210	1,479,745
Crosstex Energy, Inc.	104,695	1,182,007
Encana Corp.	56,479	1,924,897
Exxon Mobil Corp.	42,457	3,543,886
Goodrich Petroleum Corp.(1)	68,639	1,403,667
Hess Corp.	22,721	1,795,641
Husky Energy, Inc.	54,347	1,663,197
INPEX Corp.	114	828,400
Motor Oil (Hellas) Corinth Refineries SA	75,852	984,193
Nexen, Inc.	74,836	1,726,361
Petrohawk Energy Corp.(1)	55,456	1,467,920
Petroleo Brasileiro SA ADR	56,120	1,943,436
Petroplus Holdings AG(1)	91,806	1,453,723
PetroQuest Energy, Inc.(1)	132,816	1,061,200
Plains Exploration & Production Co.(1)	24,957	919,665
QEP Resources, Inc.	36,110	1,570,785
Southwestern Energy Co.(1)	38,842	1,700,114
Spectra Energy Corp.	59,589	1,644,060
Suncor Energy, Inc.	60,467	2,524,529
Williams Cos., Inc.	55,518	1,742,710

		$42,334,393

Security	Shares	Value
Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.(1)	114,929	$963,105
MeadWestvaco Corp.	46,656	1,587,237

		$2,550,342

Pharmaceuticals — 1.4%
Johnson & Johnson	13,715	$922,882
Optimer Pharmaceuticals, Inc.(1)	76,566	1,110,973
Pfizer, Inc.	43,986	943,500
Roche Holding AG	17,931	3,157,146

		$6,134,501

Professional Services — 0.2%
School Specialty, Inc.(1)	64,278	$988,596

		$988,596

Real Estate Investment Trusts (REITs) — 1.0%
Cedar Shopping Centers, Inc.	120,088	$636,466
Host Hotels & Resorts, Inc.	91,676	1,611,664
Parkway Properties, Inc.	71,202	1,307,269
Sunstone Hotel Investors, Inc.(1)	101,574	1,033,008

		$4,588,407

Real Estate Management & Development — 0.3%
Elbit Imaging, Ltd.(1)	40,120	$273,419
St. Joe Co. (The)(1)	46,049	1,000,645

		$1,274,064

Road & Rail — 0.2%
Roadrunner Transportation Systems, Inc.(1)	69,273	$1,039,095

		$1,039,095

Semiconductors & Semiconductor Equipment — 2.0%
Axell Corp.	17,000	$333,970
Elpida Memory, Inc.(1)	44,800	621,891
First Solar, Inc.(1)	7,587	942,685
Manz Automation AG(1)	18,475	1,054,472
PMC-Sierra, Inc.(1)	45,265	354,878
Soitec SA(1)	69,276	1,011,818
Sumco Corp.(1)	18,800	339,347
Supertex, Inc.(1)	15,284	334,108
Teradyne, Inc.(1)	96,479	1,544,629
Ultra Clean Holdings, Inc.(1)	88,462	898,774
Ulvac, Inc.	34,200	869,674
Veeco Instruments, Inc.(1)	8,525	490,955

		$8,797,201

Software — 1.4%
Activision Blizzard, Inc.	83,774	$1,004,450
Adobe Systems, Inc.(1)	32,250	1,116,818
CA, Inc.	66,167	1,548,308
Microsoft Corp.	66,910	1,673,419
Nuance Communications, Inc.(1)	46,716	1,025,883

		$6,368,878

Specialty Retail — 1.3%
Christopher & Banks Corp.	191,650	$1,147,984
Citi Trends, Inc.(1)	58,959	984,615
EDION Corp.	52,900	450,975
JUMBO SA	93,639	716,441
Select Comfort Corp.(1)	54,032	882,883

Security	Shares	Value
Staples, Inc.	57,875	$973,458
Talbots, Inc.(1)	125,253	597,457

		$5,753,813

Textiles, Apparel & Luxury Goods — 0.2%
True Religion Apparel, Inc.(1)	31,085	$913,588

		$913,588

Thrifts & Mortgage Finance — 0.3%
TFS Financial Corp.(1)	149,087	$1,528,142

		$1,528,142

Tobacco — 0.4%
Lorillard, Inc.	14,999	$1,729,085

		$1,729,085

Trading Companies & Distributors — 0.4%
Aircastle, Ltd.	107,812	$1,351,962
Kuroda Electric Co., Ltd.	54,600	600,989

		$1,952,951

Wireless Telecommunication Services — 0.3%
VimpelCom, Ltd. ADR	107,210	$1,509,517

		$1,509,517

Total Common Stocks (identified cost $383,710,887)		$394,757,423

Short-Term Investments — 10.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$44,587	$44,587,478

Total Short-Term Investments (identified cost $44,587,478)		$44,587,478

Total Investments — 100.0% (identified cost $428,298,365)		$439,344,901

Other Assets, Less Liabilities — 0.0%(3)		$30,603

Net Assets — 100.0%		$439,375,504

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, October 12, 2010, to May 31, 2011 was $23,052.

(3)		Amount is less than 0.05%.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	67.4%	$296,043,475
France	5.5	23,974,131
Canada	5.3	23,046,007
Switzerland	4.4	19,141,589
Japan	3.1	13,601,673
Bermuda	2.1	9,065,439
United Kingdom	1.8	8,087,622
Italy	1.7	7,228,394
Germany	1.4	6,217,548
Spain	1.4	5,990,630
Ireland	1.3	5,797,039
Netherlands	0.9	4,067,446
Luxembourg	0.9	3,905,573
Greece	0.6	2,719,574
Brazil	0.4	1,943,436
Denmark	0.4	1,698,349
Belgium	0.3	1,453,408
South Korea	0.2	1,054,801
Liberia	0.2	1,048,398
Panama	0.2	1,019,197
Australia	0.2	918,173
Singapore	0.1	561,600
Sweden	0.1	487,980
Israel	0.1	273,419

Total Investments	100.0%	$439,344,901

The Fund did not have any open financial instruments at May 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$428,298,365

Gross unrealized appreciation	$20,665,702
Gross unrealized depreciation	(9,619,166)

Net unrealized appreciation	$11,046,536

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$42,677,883	$4,693,762		$—	$47,371,645
Consumer Staples	8,212,062	2,159,449		—	10,371,511
Energy	51,806,282	8,436,165		—	60,242,447
Financials	63,559,480	33,687,662		—	97,247,142
Health Care	28,416,783	5,158,860		—	33,575,643
Industrials	24,078,786	8,105,815		—	32,184,601
Information Technology	47,224,778	7,188,123		—	54,412,901
Materials	21,336,464	14,738,037		—	36,074,501
Telecommunication Services	3,593,880	1,917,108		—	5,510,988
Utilities	10,838,881	6,927,163		—	17,766,044

Total Common Stocks	$301,745,279	$93,012,144	*	$—	$394,757,423

Short-Term Investments	$—	$44,587,478		$—	$44,587,478

Total Investments	$301,745,279	$137,599,622		$—	$439,344,901

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 6.2%
Boeing Co. (The)	10,147	$791,770
United Technologies Corp.	9,097	798,444

		$1,590,214

Automobiles — 3.6%
Ford Motor Co.(1)	62,455	$931,829

		$931,829

Biotechnology — 3.0%
Celgene Corp.(1)	12,755	$776,907

		$776,907

Capital Markets — 4.2%
Ameriprise Financial, Inc.	8,651	$529,700
State Street Corp.	12,040	551,071

		$1,080,771

Chemicals — 3.5%
Monsanto Co.	12,531	$890,202

		$890,202

Communications Equipment — 6.6%
Brocade Communications Systems, Inc.(1)	130,073	$867,587
Juniper Networks, Inc.(1)	22,563	826,031

		$1,693,618

Computers & Peripherals — 8.9%
Apple, Inc.(1)	3,924	$1,364,885
EMC Corp.(1)	32,661	929,859

		$2,294,744

Diversified Financial Services — 1.9%
JPMorgan Chase & Co.	11,594	$501,325

		$501,325

Energy Equipment & Services — 2.9%
Schlumberger, Ltd.	8,785	$753,050

		$753,050

Food & Staples Retailing — 4.6%
Wal-Mart Stores, Inc.	21,626	$1,194,188

		$1,194,188

Food Products — 4.5%
Mead Johnson Nutrition Co., Class A	16,892	$1,145,109

		$1,145,109

Health Care Equipment & Supplies — 3.3%
St. Jude Medical, Inc.	16,960	$859,363

		$859,363

Industrial Conglomerates — 3.0%
3M Co.	8,071	$761,741

		$761,741

1

Security	Shares	Value
Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(1)	3,731	$733,850

		$733,850

Internet Software & Services — 6.5%
Google, Inc., Class A(1)	1,516	$801,995
Yahoo! Inc.(1)	52,395	867,137

		$1,669,132

Machinery — 3.7%
Illinois Tool Works, Inc.	16,589	$950,881

		$950,881

Media — 2.4%
Comcast Corp., Class A	24,908	$628,678

		$628,678

Metals & Mining — 1.9%
Nucor Corp.	11,282	$477,680

		$477,680

Oil, Gas & Consumable Fuels — 6.7%
Hess Corp.	9,409	$743,593
Southwestern Energy Co.(1)	22,654	991,566

		$1,735,159

Pharmaceuticals — 3.5%
Allergan, Inc.	10,925	$903,825

		$903,825

Semiconductors & Semiconductor Equipment — 5.5%
Broadcom Corp., Class A(1)	18,409	$662,356
NXP Semiconductors NV(1)	26,292	750,111

		$1,412,467

Software — 3.9%
Oracle Corp.	29,063	$994,536

		$994,536

Textiles, Apparel & Luxury Goods — 3.6%
NIKE, Inc., Class B	10,870	$917,971

		$917,971

Wireless Telecommunication Services — 1.6%
American Tower Corp., Class A(1)	7,346	$407,556

		$407,556

Total Common Stocks (identified cost $24,956,813)		$25,304,796

2

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$244	$244,370

Total Short-Term Investments (identified cost $244,370)		$244,370

Total Investments — 99.3% (identified cost $25,201,183)		$25,549,166

Other Assets, Less Liabilities — 0.7%		$179,396

Net Assets — 100.0%		$25,728,562

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, March 7, 2011, to May 31, 2011 was $546.

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund commenced operations on March 7, 2011.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at May 31, 2011.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,201,183

Gross unrealized appreciation	$1,020,053
Gross unrealized depreciation	(672,070)

Net unrealized appreciation	$347,983

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$25,304,796	$—	$—	$25,304,796
Short-Term Investments	—	244,370	—	244,370

Total Investments	$25,304,796	$244,370	$—	$25,549,166

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the period from the start of business, March 7, 2011, to May 31, 2011 was not significant.

4

Eaton Vance
Focused Value Opportunities Fund
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)	14,768	$1,152,347

		$1,152,347

Beverages — 3.1%
PepsiCo, Inc.	11,051	$785,947

		$785,947

Commercial Banks — 9.8%
Fifth Third Bancorp	59,272	$774,092
SunTrust Banks, Inc.	29,630	833,492
Wells Fargo & Co.	31,618	897,003

		$2,504,587

Computers & Peripherals — 2.0%
Apple, Inc.(1)	1,492	$518,962

		$518,962

Diversified Financial Services — 3.9%
JPMorgan Chase & Co.	23,392	$1,011,470

		$1,011,470

Energy Equipment & Services — 5.0%
Halliburton Co.	25,666	$1,287,150

		$1,287,150

Food & Staples Retailing — 3.6%
Wal-Mart Stores, Inc.	16,839	$929,850

		$929,850

Health Care Equipment & Supplies — 2.7%
Covidien PLC	12,438	$684,090

		$684,090

Health Care Providers & Services — 3.3%
UnitedHealth Group, Inc.	17,196	$841,744

		$841,744

Hotels, Restaurants & Leisure — 2.8%
McDonald’s Corp.	8,722	$711,192

		$711,192

Insurance — 7.2%
ACE, Ltd.	13,593	$935,470
Lincoln National Corp.	31,271	917,804

		$1,853,274

Life Sciences Tools & Services — 3.3%
Thermo Fisher Scientific, Inc.(1)	12,984	$849,803

		$849,803

Machinery — 2.5%
Illinois Tool Works, Inc.	10,992	$630,061

		$630,061

Media — 1.9%
Walt Disney Co. (The)	11,816	$491,900

		$491,900

1

Security	Shares	Value
Metals & Mining — 5.9%
BHP Billiton, Ltd. ADR	8,573	$818,036
Freeport-McMoRan Copper & Gold, Inc.	13,281	685,831

		$1,503,867

Multi-Utilities — 4.0%
Sempra Energy	18,720	$1,032,782

		$1,032,782

Oil, Gas & Consumable Fuels — 9.5%
Occidental Petroleum Corp.	11,973	$1,291,288
Peabody Energy Corp.	18,519	1,136,326

		$2,427,614

Pharmaceuticals — 3.3%
Merck & Co., Inc.	23,094	$848,705

		$848,705

Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.	5,787	$770,076

		$770,076

Road & Rail — 3.8%
Union Pacific Corp.	9,168	$962,365

		$962,365

Software — 5.7%
Microsoft Corp.	30,677	$767,232
Oracle Corp.	20,448	699,730

		$1,466,962

Specialty Retail — 3.4%
TJX Companies, Inc. (The)	16,503	$874,989

		$874,989

Tobacco — 2.3%
Philip Morris International, Inc.	8,368	$600,404

		$600,404

Wireless Telecommunication Services — 3.4%
Vodafone Group PLC ADR	31,321	$877,928

		$877,928

Total Common Stocks (identified cost $24,874,335)		$25,618,069

Short-Term Investments — 0.0%(2)

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$7	$7,366

Total Short-Term Investments (identified cost $7,366)		$7,366

Total Investments — 99.9% (identified cost $24,881,701)		$25,625,435

Other Assets, Less Liabilities — 0.1%		$36,342

Net Assets — 100.0%		$25,661,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

2

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, March 7, 2011, to May 31, 2011 was $466.

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund commenced operations on March 7, 2011.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at May 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,881,701

Gross unrealized appreciation	$1,165,098
Gross unrealized depreciation	(421,364)

Net unrealized appreciation	$743,734

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$25,618,069	$—	$—	$25,618,069
Short-Term Investments	—	7,366	—	7,366

Total Investments	$25,618,069	$7,366	$—	$25,625,435

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the period from the start of business, March 7, 2011, to May 31, 2011 was not significant.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	July 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	July 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	July 25, 2011